InvestorAC Institutional And ClassR [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK BALANCED FUND, INC.	May 31, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 602
Expense Example, with Redemption, 3 Years	769
Expense Example, with Redemption, 5 Years	950
Expense Example, with Redemption, 10 Years	1,473
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	1,662
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	713
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	$ 1,442